Schedule of Listing of Currently Applicable Restrictive and Financial Covenants (Detail)	12 Months Ended
Dec. 31, 2020
Senior Credit Facility [Member]
Disclosure of long term debt [Line Items]
Consolidated senior debt to consolidated covenant EBITDA(1)	0.23%
Consolidated covenant EBITDA to consolidated interest expense	2.68%
Senior Credit Facility [Member] | Top of Range [Member]
Disclosure of long term debt [Line Items]
Consolidated senior debt to consolidated covenant EBITDA(1)	2.50%
Senior Credit Facility [Member] | Bottom Of Range [Member]
Disclosure of long term debt [Line Items]
Consolidated covenant EBITDA to consolidated interest expense	1.75%
Real Estate Credit Facility [Member]
Disclosure of long term debt [Line Items]
Consolidated covenant EBITDA to consolidated interest expense	2.68%
Real Estate Credit Facility [Member] | Bottom Of Range [Member]
Disclosure of long term debt [Line Items]
Consolidated covenant EBITDA to consolidated interest expense	1.75%
Unsecured Senior Notes [Member]
Disclosure of long term debt [Line Items]
Consolidated interest coverage ratio	2.57%
Unsecured Senior Notes [Member] | Bottom Of Range [Member]
Disclosure of long term debt [Line Items]
Consolidated interest coverage ratio	2.00%